Exhibit 99

Final Administrative Report of Protective Life Secured Trust 2003-1 (the "Trust")
for the Trust's
3.70% Secured Medium-Term Notes due 2008 (the "Notes")
CUSIP: 74367FAA6

November 24, 2008

To the holders of the Notes:

AMACAR Pacific Corp., as Administrator for the Trust, hereby gives notice with respect to the final Principal and Interest Payment Date of November 24, 2008, as follows:

1.     The face amount of principal and amount of accrued interest paid by Protective Life Insurance Company in respect of Funding Agreement No. GA 1847 (the "Funding Agreement") since the last Interest Payment Date are set forth below:
Date	Interest	Principal
10/09/08	$138,750.00	$10,000,000.00
10/10/08	$16,773.33	$1,200,000.00
10/16/08	$29,188.89	$2,000,000.00
11/24/08	$8,080,800.28	$436,800,015.00

2.     The face amount of principal and amount of accrued interest paid by the Indenture Trustee in respect of the Notes since the last Interest Payment Date are set forth below:
Date	Interest	Principal
10/09/08	$138,750.00	$10,000,000.00
10/10/08	$16,773.33	$1,200,000.00
10/16/08	$29,188.89	$2,000,000.00
11/24/08	$8,080,800.00	$436,800,000.00

3.     The above payments represent payment in full under the Funding Agreement.

4.     The above payments represent payment in full under the Notes.

AMACAR Pacific Corp., as Administrator of
Protective Life Secured Trust 2003-1

/s/ EVELYN ECHEVARRIA

Name: Evelyn Echevarria
Title:   Vice President